Organization (Details Textual) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended
	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2012	Oct. 14, 2011 Aircraft	Dec. 31, 2011 GAAM Portfolio [Member]	Dec. 31, 2010 GAAM Portfolio [Member]	Dec. 31, 2012 GAAM Portfolio [Member]	Oct. 14, 2011 Aircraft [Member]	Dec. 31, 2012 BBAM LP [Member]	Apr. 29, 2010 BBAM LP [Member]
Organization (Additional Textual) [Abstract]
Purchased interest in BBAM Limited Partnership												15.00%
Privately-held aircraft leasing and management business												$ 8,750,000
Owned the remaining interest in BBAM Limited Partnership												85.00%
Company sold its interest in BBAM LP											49,500,000
Acquisition of a portfolio of aircraft						49
Expenses in connection with acquisition	18,000,000		18,038,000
Arrangement fee included in acquisition expenses	12,500,000
Aircraft impairment included in pro forma total expense		11,382,000	7,500,000	0			13,000,000	20,800,000
Organization (Textual) [Abstract]
Manager shares, shares issued		100	100
Manager shares, par value		$ 0.001	$ 0.001
No consideration		0
Voting rights		No voting rights
Appoint the nearest whole number of directors		not more than 3/7th of the number of directors
Common shares, shares issued		28,040,305	25,685,527		2,191,060
Newly issued common shares, aggregate value					25,000,000
Newly issued common shares, per share					$ 11.41
Other assets valued at approximately										1,400,000
Company's unrestricted cash						141,700,000			141,749,000
Secured, non-recourse debt						1,200,000,000
Fair value of debt assumed	52,100,000
End of lease revenues				21,400,000
Gain on sale of option to purchase notes payable				$ 12,501,000